REVENUE AND SEGMENT INFORMATION - Information about operating segments assets and liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Assets
Assets	$ 29,169,276	¥ 203,070,664	¥ 200,964,751
Deferred tax assets	218,653	1,522,216	1,542,655
Prepaid income tax		93,093	162,103
Liabilities
Liabilities	19,010,257	132,345,604	133,295,132
Deferred tax liabilities	246,020	1,712,739	1,812,805
Income tax payable	$ 31,106	216,554	113,783
Operating segment
Assets
Assets		259,644,304	233,643,610
Liabilities
Liabilities		188,498,275	165,596,878
Operating segment | Alumina
Assets
Assets		90,584,165	82,677,250
Liabilities
Liabilities		47,247,335	38,817,030
Operating segment | Primary aluminum
Assets
Assets		63,155,573	57,712,842
Liabilities
Liabilities		38,588,473	34,492,538
Operating segment | Energy
Assets
Assets		38,886,172	39,458,086
Liabilities
Liabilities		26,582,436	27,265,031
Operating segment | Trading
Assets
Assets		17,360,278	20,217,906
Liabilities
Liabilities		9,308,667	14,530,230
Operating segment | Corporate and other operating segments
Assets
Assets		49,658,116	33,577,526
Liabilities
Liabilities		66,771,364	50,492,049
Inter-segment elimination
Assets
Elimination of inter-segment receivables		(58,081,964)	(34,228,334)
Liabilities
Elimination of inter-segment payables		(58,081,964)	(34,228,334)
Other elimination
Assets
Elimination of inter-segment receivables		(106,985)	(155,283)
Corporate and other unallocated assets
Assets
Deferred tax assets		1,522,216	1,542,655
Prepaid income tax		93,093	162,103
Liabilities
Deferred tax liabilities		1,712,739	1,812,805
Income tax payable		¥ 216,554	¥ 113,783